Segment Reporting - Schedule of Revenue and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 831	$ 750	$ 715	$ 725	$ 1,440	$ 1,554		$ 2,190	$ 3,132
Long-lived assets						356			406
Alight Holdings
Segment Reporting Information [Line Items]
Revenue						1,361	$ 1,361			$ 2,728
United States
Segment Reporting Information [Line Items]
Revenue						1,358			2,759
Long-lived assets						305			359
United States | Alight Holdings
Segment Reporting Information [Line Items]
Revenue						1,168				2,353
Rest of World
Segment Reporting Information [Line Items]
Revenue						196			373
Long-lived assets						51			$ 47
Rest of World | Alight Holdings
Segment Reporting Information [Line Items]
Revenue						$ 193				$ 375